SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital items (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Information [Abstract]
Change in other assets	$ (329,382)	$ (3,298)
Change in accrued interest	0	5,161
Change in accounts payable and accrued liabilities related to operations	140,819	(3,599)
CHANGE IN NON-CASH WORKING CAPITAL ITEMS	$ (188,509)	$ (1,736)